Financial instruments - Fair values and risk management - Aging of trade and other receivables (Details) - Credit risk - Loans and receivables - Trade and other receivables - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 366,789	$ 237,745
Not past due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	320,823	205,737
Past due 0-30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16,560	12,980
Past due 31-365 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	26,820	16,518
More than one year
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,585	$ 2,510